================================================================================

                                THE IMPACT FUNDS

                          IMPACT TOTAL RETURN PORTFOLIO

================================================================================

                                   PROSPECTUS

                                January 28, 2002

                                  800-556-5856
                                   (TOLL FREE)

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
================================================================================

PORTFOLIO SUMMARY ..........................................................   1
     Investment Objectives and Strategies ..................................   1
     Principal Risks .......................................................   1
     Performance of the Portfolio ..........................................   2
INVESTMENT POLICIES AND RISKS ..............................................   4
MANAGEMENT OF THE PORTFOLIO ................................................   5
     Investment Advisor ....................................................   5
     Sub-Investment Advisor ................................................   5
     Portfolio Manager .....................................................   5
     Advisory Fees .........................................................   6
PRICING PORTFOLIO SHARES ...................................................   6
HOW TO PURCHASE SHARES .....................................................   7
     Choosing a Share Class ................................................   7
     Purchase of Class A and R Shares ......................................   9
     Purchase of Class F Shares ............................................   9
     Exchange ..............................................................   9
     Purchase Minimums for All Classes of Shares ...........................   9
     Purchasing By Mail ....................................................   9
     Purchasing by Wire ....................................................   9
HOW TO REDEEM SHARES .......................................................  10
     Written Requests ......................................................  10
     Signatures ............................................................  10
     Telephone Redemptions .................................................  10
     Redemption in Kind ....................................................  11
     Receiving Payment .....................................................  11
     Accounts with Low Balances ............................................  11
DISTRIBUTION ARRANGEMENTS ..................................................  11
     Class A Shares ........................................................  12
     Class A Purchases Not Subject to Sales Charges ........................  12
     Class A Contingent Deferred Sales Charges .............................  12
     Conversion of Class R Shares ..........................................  12
     Reducing Your Class A Sales Charge ....................................  13
     Aggregate Accounts ....................................................  13
     Concurrent Purchases ..................................................  13
     Rights of Accumulation ................................................  13
     Statement of Intention ................................................  13
     Plans of Distribution .................................................  13
DIVIDENDS, DISTRIBUTIONS AND TAXES .........................................  13
     Dividends and Distributions ...........................................  14
     Tax Consequences ......................................................  14
CUSIPS & SYMBOLS ...........................................................  14

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                                PORTFOLIO SUMMARY
================================================================================

INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objective of the IMPACT Total Return Portfolio (the "Portfolio") is to provide maximum long-term total return consistent with reasonable risk to capital. The total return on the Portfolio is expected to consist of capital appreciation and income.

     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of companies listed in the Russell 1000(R) Value Index. The Russell 1000 Value Index companies generally are the companies from which the Portfolio selects its portfolio securities; however, equity securities may also be selected from companies outside the Russell 1000 Value Index if such companies have characteristics similar to those of the Russell 1000 Value Index companies. The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The smallest company in the Russell 1000 Value Index has an approximate market capitalization of $1.6 billion.

     The Portfolio will invest in securities that exhibit the following characteristics:

     o    have low price-to-earnings and low price-to-book value ratios;

     o    have higher dividend yields than the universe of growth stocks;

     o    have lower forecasted growth rates than the universe of growth stocks;

     o    are typically considered out of favor by the market.

     The Portfolio will sell securities when

     o a security becomes widely recognized by the professional investment community;

     o a security appreciates in value to the point that it is considered to be overvalued;

     o the Portfolio's holdings should be rebalanced to include a more attractive stock or stocks; or

     o    a security's earnings potential is believed to be jeopardized.

     The Portfolio seeks capital appreciation through investment in value-oriented growth securities. Income may come from dividend income generated by the Portfolio's equity holdings, and/or interest income generated by the Portfolio's invested cash positions.

PRINCIPAL RISKS

     o Stock values will fluctuate in response to market conditions, economic conditions and financial conditions of issuers of the Portfolio's portfolio securities.

     o Companies with mid-size market capitalizations may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     o Value investing involves risks because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered out-of-favor by the investment community because of their indeterminate growth potential.

     o As with an investment in any fund, there is risk of loss of all or part of your investment.

PERFORMANCE OF THE PORTFOLIO

     The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year-to-year, and by showing how the Portfolio's performance over time compares to that of several broad-based securities market indexes. As with all mutual funds, the past is not a prediction of future performance results.

     IN OUR EFFORT TO STAY CURRENT WITH THE INDUSTRY, WE HAVE RENAMED OUR RETAIL CLASS, WHOLESALE CLASS AND TRADITIONAL CLASS SHARES, CLASS R, CLASS F AND CLASS A SHARES, RESPECTIVELY. AND, EXCEPT FOR THE ADDITION OF A CONTINGENT DEFERRED SALES CHARGE OF 1% ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING THE PURCHASE OF $1 MILLION OR MORE OF OUR CLASS A SHARES, NO OTHER CHANGES HAVE BEEN MADE TO THESE CLASSES.

The following bar chart shows changes in the performance of the Portfolio's Class R shares from year-to-year.

                                [GRAPHIC OMITTED]
                     ---------------------------------------
                       INVESTMENT RESULTS - CLASS R SHARES

                     ---------------------------------------
                     -1.27%     14.36%     31.40%     16.90%
                     ---------------------------------------
                      1998       1999       2000       2001
                     ---------------------------------------

The Fund's fiscal year is other than a calendar year. The fiscal year-to-date return for the three months ended December 31, 2001 was 21.86%.

The fund's highest/lowest quarterly results during this time period were:

*Highest  21.86%    (quarter ended December 31, 2001)
*Lowest  -14.88%    (quarter ended September 30, 2001)

     The following performance table compares the Portfolio's performance over time to that of the Russell 1000 Value Index and the S&P 500 Index, each a widely recognized, unmanaged index of stock performance. The Portfolio's performance reflects payment of sales loads and reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                    TOTAL RETURN
--------------------------------------------------------------------------------
                                                     Since
                                     One Year      Inception    Inception Date
--------------------------------------------------------------------------------
Class A Shares                         17.98%        32.26%    February 3, 2000
--------------------------------------------------------------------------------
Class F Shares                         18.04%        28.87%    October 5, 1999
--------------------------------------------------------------------------------
Class R Shares                         16.90%        10.48%    June 17, 1997
--------------------------------------------------------------------------------
Russell 1000 Value Index(1)            -5.59%         9.35%    June 17, 1997(3)
--------------------------------------------------------------------------------
S&P 500 Index(2)                      -11.90%         8.03%    June 17, 1997(3)
--------------------------------------------------------------------------------

     (1) The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index.

     (2) The S&P 500 Index is the Standard and Poor's Composite Index of 500 stocks, a widely recognized index of common stock performance.

     These indexes are unmanaged and do not reflect expenses.

     (3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

FEES AND EXPENSES OF THE PORTFOLIO

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

     SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT) (1)
--------------------------------------------------------------------------------------
                                                      CLASS A      CLASS F     CLASS R
--------------------------------------------------------------------------------------
Maximum sales charge (load)  imposed on
purchases(as a percentage of offering price)          5.75%(2)      none        none

Maximum deferred sales charge                         none(3)       none        none
--------------------------------------------------------------------------------------

Maximum sales charge imposed on reinvested

dividends                                             none          none        none
--------------------------------------------------------------------------------------

Redemption or exchange fee                            none          none        none
--------------------------------------------------------------------------------------

     Annual Fund Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                  CLASS A   CLASS F   CLASS R
--------------------------------------------------------------------------------

       Management Fees                             1.25%     1.25%     1.25%
       Distribution (12b-1) Fees (4)               0.25%     0.25%     1.00%
       Other Expenses                              0.35%     0.35%     0.35%
       Total Annual Fund Operating Expenses        1.85%     1.85%     2.60%
--------------------------------------------------------------------------------

     1) Brokers which have not entered into a selling dealer agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.
     2) Reduced for purchases of $25,000 or more, decreasing to zero for purchases over $ 1 million. See "Distribution Arrangements."
     3) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following the purchase of $1 million or more made without a sales charge.
     4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. See "Distribution Arrangements. Class A and F 12b-1 fees may not exceed 0.25% of the shares average net assets.

EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, (3) reinvestment of all dividends and capital gain distributions, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A:                        $  190        $  598        $1,048       $2,385
Class F:                        $  190        $  598        $1,048       $2,385
Class R:                        $  241        $  760        $1,332       $3,031

     With respect to Class A shares, the example does not reflect sales charges (loads) imposed on reinvestment of dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. This example should not be considered a representation of past or future expenses or performance.

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                          INVESTMENT POLICIES AND RISKS
================================================================================

     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of the Russell 1000(R) Value Index (the "Value Index"). The Value Index is composed of the 1,000 largest stocks with a less-than-average growth orientation in the Russell 3000 Index; a market value weighted index of the 3,000 largest U.S. publicly traded companies.
Securities in the Value Index tend to exhibit low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates than the universe of growth stocks. The Portfolio's investment adviser is responsible for the overall management of the Portfolio. In pursuing a "value" investment strategy, the Portfolio primarily invests in stocks with low prices in relation to their attractive earnings prospects. The sub- adviser selects securities for the Portfolio using a fundamental method of analysis. Sources of information used in researching and selecting stocks include annual reports, prospectuses, filings with the Securities and Exchange Commission, company press releases, financial newspapers and magazines, research materials prepared by others and inspections of corporate activities. The sub- adviser seeks to identify companies in which positive change is taking place that has not yet been fully recognized by the investing public and/or the professional investment community. Positive change can include change in management, change in the supply and demand relationships in a company's industry, forthcoming changes in response to capital expenditures necessary to expand or improve the company's business, and other changes that the sub- adviser considers positive.

     The sub- adviser sells securities when the adviser believes that impending and/or current market trends warrant reducing the Portfolio's investment in equity securities. The sub- adviser also sells securities when such securities become more widely recognized by the professional investment community, and have appreciated to the point that such securities are considered to be overvalued. A security may be sold and replaced by another security that presents greater potential for capital appreciation, and/or may be sold when upside earnings potential is believed to be jeopardized.

     The foregoing investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the sub- adviser believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the sub-adviser determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. To the extent that the Portfolio is invested in temporary defensive investments, it may not be pursuing its primary investment objective.

     RISK FACTORS. The Portfolio is managed with a view to total return with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of companies with medium-sized market capitalizations presents risks. Mid-cap companies may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     Value investing involves substantial risk because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered to be out-of-favor by the investment community because of their indeterminate growth potential. There is a risk that these securities may decline in value.

================================================================================
                           MANAGEMENT OF THE PORTFOLIO
================================================================================

INVESTMENT ADVISOR

     Equity Assets Management, Inc. (EAM) is the Portfolio's investment adviser. Subject to the authority of the Board of Trustees, EAM is responsible for the management of the Portfolio's business affairs. Under the terms of its investment advisory agreement, EAM arranges for the management of the investments and reinvestment of the assets contained in the Portfolio, and the review, supervision and administration of the Portfolio's investment program. EAM is a professional investment manager and a registered investment adviser formed in 2000 to succeed to the advisory business of its parent and predecessors. In addition to advising the portfolio, EAM provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit sharing plans. EAM reviews the management of the Portfolio based upon the principles of competence, trust and value. EAM's principal is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487.

SUB-INVESTMENT ADVISOR

     Schneider Capital Management (SCM) is the Portfolio's sub-investment adviser. SCM is a registered investment adviser founded in 1996. SCM provides discretionary investment management services primarily to institutional clients. Arnold C. Schneider, III, founder, President and Chief Investment Officer of SCM has over 19 years of investment management experience (see "Portfolio Manager" below). Mr. Schneider directs day-to-day investment activities for a number of Schneider Capital financial products, including Schneider Small Cap Value Fund, approximating $1.5 billion in assets as of December 31, 2001. SCM's principal place of business is at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087.

     Subject to the authority of the Board of Trustees, the sub-adviser manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGER

     The portfolio manager of the Portfolio is:

          Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a Portfolio Manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Growth Fund from 1993-1996.

ADVISORY FEES

     Under the Portfolio's investment advisory contract, the Portfolio pays an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser and the sub- adviser may voluntarily waive some or all of its fee. The advisory fee is calculated daily and paid on a monthly basis. The sub-adviser's fee is 0.60% of the Portfolio's average daily net assets, and is paid by the adviser out of its fees. For the fiscal year ended September 30, 2001, the Portfolio paid an aggregate advisory fee of 1.25% of the Portfolio's average net assets.

================================================================================
                            PRICING PORTFOLIO SHARES
================================================================================

     Class F shares and Class R shares are sold at net asset value per share, while Class A shares are sold at the offering price per share. The offering price per share consists of the net asset value per share next computed after an order is received, plus any applicable front-end sales charges. The methodology and procedures for determining net asset value are identical for each class of shares of the Portfolio, but because the distribution expenses and other costs allocable to each class varies, the net asset value for each class likewise will vary.

     Net asset value fluctuates. The net asset value for shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the Portfolio, including the advisory, distribution and other fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of shares of each class of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

================================================================================
                             HOW TO PURCHASE SHARES
================================================================================

CHOOSING A SHARE CLASS

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. In this prospectus the Portfolio offers three classes of shares. Each share class represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Portfolio, you must choose a share class. If none is chosen, your investment will be made in Class A shares.

     Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you purchase shares of the fund.

     Factors you should consider in choosing a class of shares include:

     o    How long you expect to own the shares;
     o    How much you intend to invest;
     o    Total expenses associated with owning shares of each class; and
     o Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);
     o That Class R shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer sponsored 403(b) plans, and money purchase pension and profit sharing plans; and
     o That Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the Portfolio distributor and certain registered investment advisers.
     o Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
INITIAL SALES CHARGE                  UP TO 5.75%(REDUCED OR ELIMINATED FOR
                                      PURCHASES OF $25,000 OR MORE)

CONTINGENT DEFERRED SALES CHARGE      NONE (EXCEPT ON CERTAIN REDEMPTIONS OF
                                      PURCHASES OF $ 1 MILLION OR MORE BOUGHT
                                      WITHOUT AN INITIAL SALES CHARGE)

12B-1 FEES                            UP TO 0.25% ANNUALLY

DIVIDENDS                             HIGHER THAN OTHER CLASSES DUE TO LOWER
                                      ANNUAL EXPENSES

PURCHASE MAXIMUM                      NONE

CONVERSIONS                           NONE

--------------------------------------------------------------------------------
CLASS F SHARES
--------------------------------------------------------------------------------
INITIAL SALES CHARGE                  NONE

CONTINGENT DEFERRED SALES CHARGE      NONE

12B-1 FEES                            UP TO 0.25% ANNUALLY

DIVIDENDS                             HIGHER THAN CLASS R SHARES DUE TO LOWER
                                      DISTRIBUTION FEES

PURCHASE MAXIMUM                      NONE

CONVERSIONS                           NONE

--------------------------------------------------------------------------------
CLASS R SHARES
--------------------------------------------------------------------------------
INITIAL SALES CHARGE                  NONE

CONTINGENT DEFERRED SALES CHARGE      NONE

12B-1 FEES                            1.00% ANNUALLY

DIVIDENDS                             LOWER THAN OTHER CLASSES DUE TO HIGHER
                                      DISTRIBUTION FEES AND OTHER EXPENSES

PURCHASE MAXIMUM                      NONE

CONVERSIONS                           AUTOMATIC CONVERSION TO CLASS F SHARES
                                      AFTER TEN YEARS, REDUCING FUTURE ANNUAL
                                      EXPENSES

PURCHASE OF CLASS A AND R SHARES

     Generally, you may open an account and purchase Class A and R shares by contacting any investment dealer (whom may impose transaction charges in addition to those described in this prospectus) authorized to sell the Portfolio's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone and bank wire.

PURCHASE OF CLASS F SHARES

     Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the Portfolio's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

EXCHANGE

     Generally, you may exchange your shares into shares of the same class of other funds in The IMPACT Funds Group without a sales charge. Exchanges have the same tax consequences as ordinary sales and purchases.

     The Portfolio and IFNI, the Portfolio's distributor, reserve the right to reject any purchase order for any reason, including purchases which are part of exchange activity that could involve actual or potential harm to the Portfolio.

--------------------------------------------------------------------------------

PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES

TO ESTABLISH AN ACCOUNT (INCLUDING RETIREMENT PLAN ACCOUNTS)     $ 250
     FOR A RETIREMENT PLAN ACCOUNT THROUGH PAYROLL DEDUCTIONS    $  25
TO ADD TO AN ACCOUNT                                             $  50
     FOR A RETIREMENT PLAN ACCOUNT THROUGH PAYROLL DEDUCTION     $  25

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check made payable to IMPACT TOTAL RETURN PORTFOLIO:
[SPECIFY CLASS A, F OR R] to: IMPACT MANAGEMENT INVESTMENT TRUST c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE

     To purchase shares by wire, contact IMPACT Administrative Services, Inc. ("IASI"), the Portfolio's transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT TOTAL RETURN PORTFOLIO: [SPECIFY CLASS A, F OR R c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

                    The Fifth Third Bank
                    ABA # 042000314
                    Impact Total Return Portfolio:
                    Credit Account #728-62611
                    Account Name (your name)
                    Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholders. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmation are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

================================================================================
                              HOW TO REDEEM SHARES
================================================================================

WRITTEN REQUESTS

     Shares may be redeemed by sending a written request to IASI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.

SIGNATURES

     Shareholders requesting redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with IASI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing IASI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to IASI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and IASI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and IASI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $250 This procedure would not apply, however, if the balance falls below $250 solely because of a decline in the Portfolio's net asset value. A shareholder would receive at lest 30 days' prior notice before such a mandatory redemption occurs.

================================================================================
                            DISTRIBUTION ARRANGEMENTS
================================================================================

SALES CHARGES

CLASS A SHARES

     The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                                            Sales Charge as a Percentage of
                                      ------------------------------------------
                                                                      Dealer
                                                      Net           Commission
                                      Offering       Amount          as % of
                                        Price       Invested      Offering Price
--------------------------------------------------------------------------------
Less than $25,000                       5.75%        6.10%            5.00%
$25,000 but less than $50,000           5.00%        5.26%            4.25%
$50,000 but less than $100,000          4.50%        4.71%            3.75%
$100,000 but less than $250,000         3.50%        3.63%            2.75%
$250,000 but less than $500,000         2.50%        2.56%            2.00%
$500,000 but less than $750,000         2.00%        2.04%            1.60%
$750,000 but less than $1 million       1.50%        1.52%            1.20%
$1 million or more and certain
other arrangements                      none         none             none

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

     Investments of $1 million or more may be subject to a 1% contingent deferred sales charge if shares are sold within one year of purchase. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Portfolio, may invest with no sales charge and are not subject to a deferred contingent sales charge. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution see below.

CLASS A CONTINGENT DEFERRED SALES CHARGES

     A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following the purchase of $1 million or more made without a sales charge. Shares acquired through reinvestment of dividends or capital gains distributions are not subject to a contingent deferred sales charge. The contingent deferred sales charge is based on the original offering price. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

CONVERSION OF CLASS R SHARES

     Class R shares automatically convert to Class A shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

SALES CHARGE REDUCTION AND WAIVERS

     You must let your investment dealer or IMPACT Administrative Services, Inc. know if you qualify for a reduction in your Class A sales charge.

REDUCING YOUR CLASS A SALES CHARGE

     You and your " immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

AGGREGATE ACCOUNTS

     To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and /or, for instance:

     o Trust accounts established by the above individuals. However, if the person(s) who establish the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     o    Solely controlled business accounts; and

     o    Single-participant retirement plans.

CONCURRENT PURCHASES

     You may combine simultaneous purchases of any class of shares of two or more IMPACT funds to qualify for a reduced Class A sales charge.

RIGHTS OF ACCUMULATION

     You may take into account the current value (or if greater, the amount invested less any withdrawals) of your existing holdings in any class of shares of the IMPACT Funds to determine your Class A sales charge.

STATEMENT OF INTENTION

     You can reduce the sales charge you pay in your Class A share purchase by establishing a Statement of Intention. A Statement of Intention allows you to combine all fund purchases for all share classes to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do no apply towards these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

PLANS OF DISTRIBUTION

     The Portfolio has adopted separate plans of distribution ("Plans") pursuant to Rule 12b-1 for the Class A shares, the Class F shares and the Class R shares of the Portfolio under the Investment Company Act of 1940, as amended. Pursuant to each of the Plans, the Portfolio may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the Class A, Class F and Class R shares of the Portfolio ("distribution expense") and servicing their shareholders by providing personal services and/or maintaining shareholder accounts ("service fees"). With respect to Class R shares, the Portfolio reimburses IFNI and others for distribution expenses and service fees at an annual rate of up to 1.00% (0.25% of which is a service fee) payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to the Class R shares. With respect to Class A and F shares, the Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25%, payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to Class A and F shares. Since 12b-1 fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax adviser to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

================================================================================
                                CUSIPS & SYMBOLS
================================================================================

--------------------------------------------------------------------------------
           CLASS                        CUSIP                     SYMBOL
           -----                        -----                     ------
--------------------------------------------------------------------------------
Class A Shares                        45256A202                    ITRTX
--------------------------------------------------------------------------------
Class F Shares                        45256A301                    ITRWX
--------------------------------------------------------------------------------
Class R Shares                        45256A103                    ITRRX
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the fund's results for the past 5 years. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you reinvested all dividends and distributions. The Financial Highlights have been audited by Spicer, Jeffries & Co., whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders, which is available upon request.

                Net Asset                  Net realized                 Dividends
                  Value         Net      unrealized gain   Total from    from net    Distributions
Period ending   Beginning   investment      (loss) on      investment   investment   (from capital       Total
September 30,   of period     income       investments     operations     income         gains)      Distributions
------------------------------------------------------------------------------------------------------------------
  CLASS A
    2001          12.78        0.15           1.02            1.17        (0.11)         (0.04)          (.15)
    2000(1)       10.00        0.71           2.07            2.78         0.00           0.00           0.00

  CLASS F
    2001          11.17        0.02           1.01            1.03        (0.18)         (0.30)         (0.48)
    2000(2)        8.45        0.22           2.50            2.72         0.00           0.00           0.00

  CLASS R
    2001          10.54       (0.08)          0.99            0.91        (0.02)         (0.82)         (0.84)
    2000           8.46        0.01           2.55            2.56           --          (0.48)         (0.48)
    1999           8.33        0.04           0.86            0.90        (0.08)         (0.69)         (0.77)
    1998           9.92        0.08          (1.66)          (1.58)       (0.01)            --          (0.01)
    1997(3)       10.00          --          (0.08)          (0.08)          --             --             --

                Net asset                          Ratio of      Ratio of
                  value     Net asset             expenses to    income to    Portfolio
Period ending      end         end       Total    average net   average net   turnover
September 30,   of period   of period    return    Assets(4)      assets        rate
---------------------------------------------------------------------------------------
  CLASS A
    2001          13.80        .697       9.16%      5.13%         1.03%       162.78%
    2000(1)       12.78        .009      27.80%      7.07%         6.08%        93.35%

  CLASS F
    2001          11.72       2.084       9.20%      1.98%         0.20%       162.78%
    2000(2)       11.17       1.441      32.19%      3.13%         2.36%       202.02%

  CLASS R
    2001          10.61       1.552       8.24%      2.20%        -0.68%       162.78%
    2000          10.54       1.969      31.42%      2.22%         0.10%       206.32%
    1999           8.46       6.271      11.50%      2.47%         0.42%       254.79%
    1998           8.33       3.926     -15.93%      2.25%         0.88%       221.45%
    1997(3)        9.92       0.502      -0.80%      2.25%         0.00%         0.00%

     (1) Class A shares commenced operations February 3, 2000 therefore is not representative of a full year.

     (2) Class F shares commenced operations October 5, 1999 therefore are not representative of a full year.

     (3) Class R shares commenced operations June 17, 1997 therefore is not representative of a full year.

     (4) Excludes administrative fees and account closing fee charged directly to shareholder accounts.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------

                          IMPACT TOTAL RETURN PORTFOLIO
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                               INVESTMENT ADVISOR
                         Equity Assets Management, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

                             SUB-INVESTMENT ADVISOR
                          Schneider Capital Management
                      460 East Swedesford Road, Suite 1080
                                 Wayne, PA 19087

                                   DISTRIBUTOR
                         IMPACT Financial Network, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

           ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                      IMPACT Administrative Services, Inc.
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                                    CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Philadelphia, PA 19103-7098

     THIS PROSPECTUS CONTAINS THE INFORMATION YOU SHOULD READ AND KNOW BEFORE YOU INVEST IN SHARES OF THE PORTFOLIO. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THE PORTFOLIO HAS FILED A STATEMENT OF ADDITIONAL INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
REFERENCE INTO THIS PROSPECTUS. YOU MAY REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, FREE OF CHARGE, OR MAKE INQUIRIES ABOUT THE PORTFOLIO BY CONTACTING IMPACT ADMINISTRATIVE SERVICES, INC. THE PORTFOLIO'S ADMINISTRATOR, BY CALLING TOLL-FREE 1-800-556-5856.

     ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS ALSO IS AVAILABLE IN THE PORTFOLIO'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE ANNUAL AND SEMI-ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE DURING ITS LAST FISCAL YEAR. THE ANNUAL AND SEMI-ANNUAL REPORTS ALSO MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-556-5856.

     INFORMATION ABOUT THE PORTFOLIO (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE PUBLIC REFERENCE ROOM'S HOURS OF OPERATION MAY BE OBTAINED BY CALLING 1-202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE PORTFOLIO ARE AVAILABLE ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C. 20549-0102.

SEC FILE NO. 811-8065

================================================================================
                                THE IMPACT FUNDS

                          IMPACT TOTAL RETURN PORTFOLIO
                           Institutional Class Shares

================================================================================

                                   PROSPECTUS

                                January 28, 2002

                                  800-556-5856
                                   (TOLL FREE)

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                TABLE OF CONTENTS
================================================================================

                                                                            Page
                                                                            ----

PORTFOLIO SUMMARY ..........................................................   1
     Investment Objectives and Strategies ..................................   1
     Principal Risks .......................................................   2
     Performance of the Portfolio ..........................................   3
     Portfolio Expenses ....................................................   4

INVESTMENT POLICIES AND RISKS ..............................................   5

MANAGEMENT OF THE PORTFOLIO ................................................   7
     Investment Adviser ....................................................   7
     Sub-Investment Adviser ................................................   7
     Portfolio Manager .....................................................   7
     Advisory Fees .........................................................   8

PRICING PORTFOLIO SHARES ...................................................   8

HOW TO PURCHASE SHARES .....................................................  10
     General ...............................................................  10
     Purchasing By Mail ....................................................  10
     Purchasing by Wire ....................................................  11

HOW TO REDEEM SHARES .......................................................  11
     Written Requests ......................................................  11
     Signatures ............................................................  11
     Telephone Redemptions .................................................  12
     Redemption in Kind ....................................................  12
     Receiving Payment .....................................................  13
     Accounts with Low Balances ............................................  13

DIVIDENDS, DISTRIBUTIONS AND TAXES .........................................  14
     Dividends and Distributions ...........................................  14
     Tax Consequences ......................................................  14

CUSIPS & SYMBOLS ...........................................................  15

================================================================================
                                PORTFOLIO SUMMARY
================================================================================

INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objective of the IMPACT Total Return Portfolio (the "Portfolio") Institutional Class is to provide maximum long-term total return consistent with reasonable risk to capital. The total return on the Portfolio is expected to consist of capital appreciation and income.

     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of companies listed in the Russell 1000(R) Value Index. The Russell 1000 Value Index companies generally are the companies from which the Portfolio selects its portfolio securities; however, equity securities may also be selected from companies outside the Russell 1000 Value Index if such companies have characteristics similar to those of the Russell 1000 Value Index companies. The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The smallest company in the Russell 1000 Value Index has an approximate market capitalization of $1.6 billion.

     The Portfolio will invest in securities that exhibit the following characteristics:

     o    have low price-to-earnings and low price-to-book value ratios;

     o    have higher dividend yields than the universe of growth stocks;

     o    have lower forecasted growth rates than the universe of growth stocks;

     o    are typically considered out of favor by the market.

     The Portfolio will sell securities when

     o a security becomes widely recognized by the professional investment community;

     o a security appreciates in value to the point that it is considered to be overvalued;

     o the Portfolio's holdings should be rebalanced to include a more attractive stock or stocks; or

     o    a security's earnings potential is believed to be jeopardized.

     The Portfolio seeks capital appreciation through investment in value-oriented growth securities. Income may come from dividend income generated by the Portfolio's equity holdings, and/or interest income generated by the Portfolio's invested cash positions.

PRINCIPAL RISKS

     o Stock values will fluctuate in response to market conditions, economic conditions and financial conditions of issuers of the Portfolio's portfolio securities.

     o Companies with mid-size market capitalizations may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     o Value investing involves risks because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered out-of-favor by the investment community because of their indeterminate growth potential.

     o As with an investment in any fund, there is risk of loss of all or part of your investment.

PERFORMANCE OF THE PORTFOLIO

     The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year-to-year. Because the Institutional Class shares of the Portfolio offered hereby did not commence operations until December 6, 2001, performance shown in the bar chart and table below reflects performance of the Portfolio's R shares. As with all mutual funds, the past is not a prediction of future performance results.

                                [GRAPHIC OMITTED]
                     ---------------------------------------
                      INVESTMENT RESULTS - CLASS R SHARES*

                     ---------------------------------------
                     -1.27%     14.36%     31.40%     16.90%
                     ---------------------------------------
                      1998       1999       2000       2001
                     ---------------------------------------

*Performance reflects performance and uses the expenses of the Portfolio's R Class shares, which have similar returns because the shares are invested in the same portfolio of securities, and annual returns would differ only to the extent that the Classes do not have the same expenses. Class R shares are offered by a separate prospectus.

     The following performance table compares the Portfolio's performance over time to that of the Russell 1000 Value Index and the S&P 500 Index, each a widely recognized, unmanaged index of stock performance. The Portfolio's performance reflects reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                    TOTAL RETURN
--------------------------------------------------------------------------------
                                                     Since
                                     One Year      Inception    Inception Date
--------------------------------------------------------------------------------
Class R Shares                         16.90%        10.48%     June 17, 1997
--------------------------------------------------------------------------------
Russell 1000 Value Index(1)            -5.59%         9.35%     June 17, 1997(3)
--------------------------------------------------------------------------------
S&P 500 Index(2)                      -11.90%         8.03%     June 17, 1997(3)
--------------------------------------------------------------------------------

     (1) The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index.

     (2) The S&P 500 Index is the Standard and Poor's Composite Index of 500 stocks, a widely recognized index of common stock performance. These indexes are unmanaged and do not reflect expenses.

     (3) The average annual total return is given since the date closest to the inception date of the Class R shares.

PORTFOLIO EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL CLASS SHARES.

Institutional  Class Annual Fund Operating  Expenses (deducted from fund assets)
(1)
================================================================================

--------------------------------------------------------------------------------
Management Fees                                                            1.25%
Distribution (12b-1) Fees                                                  0.00%
Other Expenses (2)                                                         0.25%
 Total Annual Fund Operating Expenses                                      1.50%
--------------------------------------------------------------------------------

     1) Brokers which have not entered into a selling dealer agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

     2)   Based on the estimated amount for the current fiscal.

EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, (3) reinvestment of all dividends and capital gain distributions, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                                1 Year       3 Years
                                ------       -------
Institutional Class:            $  154       $  485

================================================================================
                          INVESTMENT POLICIES AND RISKS
================================================================================

     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of the Russell 1000(R) Value Index (the "Value Index"). The Value Index is composed of the 1,000 largest stocks with a less-than-average growth orientation in the Russell 3000 Index; a market value weighted index of the 3,000 largest U.S. publicly traded companies.
Securities in the Value Index tend to exhibit low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates than the universe of growth stocks. The Portfolio's investment adviser is responsible for the overall management of the Portfolio. In pursuing a "value" investment strategy, the Portfolio primarily invests in stocks with low prices in relation to their attractive earnings prospects. The sub-adviser selects securities for the Portfolio using a fundamental method of analysis. Sources of information used in researching and selecting stocks include annual reports, prospectuses, filings with the Securities and Exchange Commission, company press releases, financial newspapers and magazines, research materials prepared by others and inspections of corporate activities. The sub-adviser seeks to identify companies in which positive change is taking place that has not yet been fully recognized by the investing public and/or the professional investment community. Positive change can include change in management, change in the supply and demand relationships in a company's industry, forthcoming changes in response to capital expenditures necessary to expand or improve the company's business, and other changes that the sub-adviser considers positive.

     The sub-adviser sells securities when such securities become more widely recognized by the professional investment community, and have appreciated to the point that such securities are considered to be overvalued. A security may be sold and replaced by another security that presents greater potential for capital appreciation, and/or may be sold when upside earnings potential is believed to be jeopardized.

     The foregoing investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the sub-adviser believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the sub-adviser determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. To the extent that the Portfolio is invested in temporary defensive investments, it may not be pursuing its primary investment objective.

     RISK FACTORS. The Portfolio is managed with a view to total return with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of companies with medium-sized market capitalizations presents risks. Mid-cap companies may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     Value investing involves substantial risk because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered to be out-of-favor by the investment community because of their indeterminate growth potential. There is a risk that these securities may decline in value.

================================================================================
                           MANAGEMENT OF THE PORTFOLIO
================================================================================

INVESTMENT ADVISER

     Equity Assets Management, Inc. (EAM) is the Portfolio's investment adviser. Subject to the authority of the Board of Trustees, EAM is responsible for the management of the Portfolio's business affairs. Under the terms of its investment advisory agreement, EAM arranges for the management of the investments and reinvestment of the assets contained in the Portfolio, and the review, supervision and administration of the Portfolio's investment program. EAM is a professional investment manager and a registered investment adviser formed in 2000 to succeed to the advisory business of its parent and predecessors. In addition to advising the portfolio, EAM provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit sharing plans. EAM reviews the management of the Portfolio based upon the principles of competence, trust and value. EAM's principal is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487.

SUB-INVESTMENT ADVISER

     Schneider Capital Management (SCM) is the Portfolio's sub-investment adviser. SCM is a registered investment adviser founded in 1996. SCM provides discretionary investment management services primarily to institutional clients. Arnold C. Schneider, III, founder, President and Chief Investment Officer of SCM has over 19 years of investment management experience (see "Portfolio Manager" below). Mr. Schneider directs day-to-day investment activities for a number of Schneider Capital financial products, including Schneider Small Cap Value Fund, approximating $1.5 billion in assets as of December 31, 2001. SCM's principal place of business is at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087.

     Subject to the authority of the Board of Trustees, the sub-adviser manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGER

     The portfolio manager of the Portfolio is:

          Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a Portfolio Manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company

          (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Growth Fund from 1993-1996.

ADVISORY FEES

     Under the Portfolio's investment advisory contract, the Portfolio pays an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser and the sub-adviser may voluntarily waive or reimburse some or all of its fee. The advisory fee is calculated daily and paid on a monthly basis. The sub-adviser's fee is 0.60% of the Portfolio's average daily net assets, and is paid by the adviser out of its fees. For the fiscal year ended September 30, 2001, the Portfolio paid an aggregate advisory fee of 1.25% of the Portfolio's average net assets.

================================================================================
                            PRICING PORTFOLIO SHARES
================================================================================

     Institutional Class shares are sold at net asset value per share. The offering price per share consists of the net asset value per share next computed after an order is received. The methodology and procedures for determining net asset value are identical for each class of shares of the Portfolio, but because the distribution expenses and other costs allocable to each class varies, the net asset value for each class likewise will vary.

     Net asset value fluctuates. The net asset value for shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of the Institutional class of the Portfolio, including the advisory and other fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of shares of each class of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

================================================================================
                             HOW TO PURCHASE SHARES
================================================================================

GENERAL

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. Shares are sold on days on which the Exchange is open. Institutional Class shares are sold without a sales charge at the net asset value next determined after receipt of a purchase order in proper form by the Portfolio's sub-transfer agent.

     The minimum initial investment for Institutional Class shares is $100,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

     Additional investments can be made in amounts of at least $25,000 for Institutional Class shares.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check made payable to IMPACT TOTAL RETURN PORTFOLIO:
[SPECIFYINSTITUTIONAL CLASS] to: IMPACT MANAGEMENT INVESTMENT TRUST c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE

     To purchase shares by wire, contact IMPACT Administrative Services, Inc. ("IASI"), the Portfolio's transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT TOTAL RETURN PORTFOLIO: [SPECIFY INSTITUTITIONAL CLASS] c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

          The Fifth Third Bank
          ABA # 042000314
          Impact Total Return Portfolio:
          Credit Account #728-62611
          Account Name (your name)
          Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

     The Portfolio redeems shares at net asset value as determined at the close of

================================================================================
                              HOW TO REDEEM SHARES
================================================================================

the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS

     Shares may be redeemed by sending a written request to IASI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.

SIGNATURES

     Shareholders requesting redemptions of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with IASI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal

          Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing IASI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to IASI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and IASI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and IASI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $$100,000 for Institutional Class accounts due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $100,000 solely because of a decline in the Portfolio's net asset value. A shareholder would receive at lest 30 days' prior notice before such a mandatory redemption occurs.

================================================================================
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio

================================================================================
                                CUSIPS & SYMBOLS
================================================================================

provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax adviser to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

--------------------------------------------------------------------------------
           CLASS                        CUSIP                     SYMBOL
           -----                        -----                     ------
--------------------------------------------------------------------------------
Institutional Class Shares            45256A400                    ITRIX
--------------------------------------------------------------------------------

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          IMPACT TOTAL RETURN PORTFOLIO
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                               INVESTMENT ADVISER
                         Equity Assets Management, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

                             SUB-INVESTMENT ADVISER
                          Schneider Capital Management
                      460 East Swedesford Road, Suite 1080
                                 Wayne, PA 19087

                                   DISTRIBUTOR
                         IMPACT Financial Network, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

           ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                      IMPACT Administrative Services, Inc.
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                                    CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Philadelphia, PA 19103-7098

     THIS PROSPECTUS CONTAINS THE INFORMATION YOU SHOULD READ AND KNOW BEFORE YOU INVEST IN SHARES OF THE PORTFOLIO. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THE PORTFOLIO HAS FILED A STATEMENT OF ADDITIONAL INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
REFERENCE INTO THIS PROSPECTUS. YOU MAY REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, FREE OF CHARGE, OR MAKE INQUIRIES ABOUT THE PORTFOLIO BY CONTACTING IMPACT ADMINISTRATIVE SERVICES, INC. THE PORTFOLIO'S ADMINISTRATOR, BY CALLING TOLL-FREE 1-800-556-5856.

     ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS ALSO IS AVAILABLE IN THE PORTFOLIO'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE ANNUAL AND SEMI-ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE DURING ITS LAST FISCAL YEAR. THE ANNUAL AND SEMI-ANNUAL REPORTS ALSO MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-556-5856.

     INFORMATION ABOUT THE PORTFOLIO (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE PUBLIC REFERENCE ROOM'S HOURS OF OPERATION MAY BE OBTAINED BY CALLING 1-202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE PORTFOLIO ARE AVAILABLE ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C. 20549-0102.

SEC FILE NO. 811-8065

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